28-12438

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
FEB 2 1 2007
OFFICE OF THE SECRETARY

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year Ended December 31 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Salzman & Co., Inc.

Address: 411 West Putnam Avenue, Suite 109, Greenwich, Ct 06830

Form 13F File Number:

13FCONP 5/16/07

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

CONFIDENTIAL TREATMENT DENIED

Name: Stephen B. Salzman

Title: CEO/President

Phone: 203-302-2701

Signature, Place, and Date of Signing:

Stephen B. Salzman	Greenwich, Ct	02/14/2007
(Name)	City, State	Date

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

PROCESSED
OCT 18 2007
THOMSON
FINANCIAL

07055380

<PAGE>

FORM 13F SUMMARY PAGE

REPORT SUMMARY

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".

Number of Other Included Managers: [0]

Form 13F Information Table Entry Total: 10 Items

Form 13F Information Table Value Total: $ 269,886 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[NONE]

<PAGE>

<TABLE>

Issuer	Class	Cusip	Market Value	Shrs	SH/PRN	Voting Authority
Confidential Treatment Requested						

<S> <C> <C> <C> <C> <C> <C>

</TABLE>

Priderock Management, LLC
December 31, 2004

Name of Issuer	Title of Class	CUSIP	Market Value * 1000	Shares/Prn Amount	SH/Prn	PUT/CALL	Investment Discretion	Other Managers	Voting Discretion Sole	Shared	None
Bed Bath & Beyond Inc.	Common Stock	7589610	25,268	663,200	Sh		SOLE		663,200		
Cabot Corp.	Common Stock	12705510	29,015	665,950	Sh		SOLE		665,950		
Cemex S.A.B. de C.V.	Common Stock	15129088	23,381	690,100	Sh		SOLE		690,100		
Fastenal Co.	Common Stock	31190010	38,951	1,085,600	Sh		SOLE		1,085,600		
Home Depot Inc.	Common Stock	43707610	6,751	168,100	Sh		SOLE		168,100		
INVESTools Inc.	Common Stock	46145P10	23,569	1,709,137	Sh		SOLE		1,709,137		
Legg Mason Inc.	Common Stock	52490110	35,809	376,742	Sh		SOLE		376,742		
SPDRs	Common Stock	78462f103	6,617	46,681	Sh		SOLE		46,681		
Wal-Mart Stores Inc.	Common Stock	93114210	33,795	731,800	Sh		SOLE		731,800		
Western Union Co.	Common Stock	95980210	46,730	2,084,300	Sh		SOLE		2,084,300		
			269,886								

END